File Nos.   333-06709
                                                                811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 12                               (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No. 75                                              (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----


     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Suzanne J. Pepin
          Allianz  Life  Insurance  Company  of  North  America
          1750  Hennepin  Avenue
          Minneapolis,  MN    55403

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866

     It is proposed that this filing will become effective:

          _____  immediately  upon filing  pursuant to paragraph (b) of Rule 485
          __X__  on September 15, 2000 pursuant to paragraph (b) of Rule 485
          _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          _____  on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following:

          __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                 Location
--------                                                 -----------------------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Highlights


Item 4.   Condensed Financial Information. . . . . . .   Appendix-Condensed
                                                         Financial Information


Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Valuemark IV
                                                         Variable Annuity
                                                         Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)

Item No.                                               Location
--------                                               --------------------

          PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.



PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 ON JUNE 2, 2000 AND ARE INCORPORATED HEREIN BY REFERENCE.



                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 31st day of August 2000.

                                         ALLIANZ  LIFE VARIABLE  ACCOUNT  B


                                         (Registrant)


                                         By: ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)




                                       By:  /s/ Suzanne J. Pepin
                                            --------------------------------




                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)




                                          By:/s/ Suzanne J. Pepin
                                             ------------------------------







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title                                        Date

Lowell C. Anderson*      Chairman of the Board           8-31-2000
Lowell C. Anderson

Robert W. MacDonald*     Director and                    8-31-2000
Robert W. MacDonald      Chief Executive Officer

Margery G. Hughes*       President and                   8-31-2000
Margery G. Hughes        Chief Administrative Officer

Mark A. Zesbaugh*        Chief Financial Officer         8-31-2000
Mark A. Zesbaugh         Senior Vice President

Herbert F. Hansmeyer*    Director                        8-31-2000
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                        8-31-2000
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                        8-31-2000
Dr. Gerhard Rupprecht

Rev. Dennis Dease*       Director                        8-31-2000
Rev. Dennis Dease

James R. Campbell*       Director                        8-31-2000
James R. Campbell

Robert M. Kimmitt*       Director                        8-31-2000
Robert M. Kimmitt



                                         *By    Power  of  Attorney



                                          By:  /s/ Suzanne J. Pepin
                                              --------------------------------
                                              Suzanne J. Pepin
                                              Attorney-in-Fact